STAFF COSTS - Number of shares in TORM plc (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period	1,001,100	944,468
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding 1 January	2,719,100	2,611,200	1,999,800
Granted during the period	1,001,100	907,300	866,600
Exercised during the period	(529,400)	0	0
Expired during the period	(785,300)	(764,000)	(233,900)
Forfeited during the period	(177,200)	(35,400)	(21,300)
Outstanding 31 December	2,228,300	2,719,100	2,611,200	1,999,800
Exercisable 31 December			255,300	255,300